Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Summary of Estimated Useful Lives for Property, Plant and Equipment
The estimated useful lives for the current and comparative years are as follows:

•Computers	2 - 3 years
•Building and renovation	3 - 5 years
•Motor vehicles	5 - 10 years
•Office and other equipment	4 - 5 years

Summary of Estimated Useful Lives for Intangible Assets	The estimated useful lives for the current and comparative years are as follows:

•Trademarks	13 - 18 years
•Non-compete agreement	4 years
•Other intangible assets	3 - 5 years